March 21, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rayliant Funds Trust (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Registration Statement under Securities Act of 1933 (the “Securities Act” on Form N-1A.

If you have any questions concerning this filing, please contact the undersigned at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla